Credit Risk - Movement in impairment allowance on loans and advances at amortised cost - incl ECL recon (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	£ (288)	£ 2,674
Loans and advances
Loans and advances at amortised cost
Opening balance	5,835
Ending balance	4,597
Home loans
Loans and advances at amortised cost
Opening balance	434
Ending balance	387
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	3,069
Ending balance	2,532
Wholesale loans
Loans and advances at amortised cost
Opening balance	2,332
Ending balance	1,678
Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,123
Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,572
Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(205)
Impairment allowance | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	(185)
Impairment allowance | Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	(14)
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Disposals	0
Write-offs	606	£ 643
Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	11,627
Business activity in the year	826
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(587)
Final repayments	457
Disposals	0
Write-offs	10
Ending balance	11,399
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	26,347
Business activity in the year	2,370
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,299)
Final repayments	1,268
Disposals	19
Write-offs	468
Ending balance	25,663
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	101,359
Business activity in the year	19,182
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,077
Final repayments	20,611
Disposals	101
Write-offs	128
Ending balance	100,778
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(395)
Recoveries and reimbursements	201
Exchange and other adjustments	105
Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	434
Business activity in the year	0
Changes to models used for calculation	34
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(69)
Final repayments	(2)
Disposals	0
Write-offs	(10)
Ending balance	387
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(37)
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,979
Business activity in the year	38
Changes to models used for calculation	(30)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(23)
Final repayments	(38)
Disposals	(11)
Write-offs	(468)
Ending balance	2,447
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(53)
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	1,653
Business activity in the year	77
Changes to models used for calculation	(36)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(185)
Final repayments	(161)
Disposals	(29)
Write-offs	(128)
Ending balance	1,191
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(305)
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,142
Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,912
Stage 1 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Stage 1 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(146)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	9,627
Business activity in the year	826
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(484)
Final repayments	303
Disposals	0
Write-offs	0
Ending balance	9,575
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(282)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	248
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(71)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	14
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	18,923
Business activity in the year	2,330
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(752)
Final repayments	1,158
Disposals	0
Write-offs	0
Ending balance	21,196
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(539)
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2,508
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(130)
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	14
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	83,254
Business activity in the year	17,980
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,001
Final repayments	17,539
Disposals	43
Write-offs	0
Ending balance	86,087
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(3,956)
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5,093
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(98)
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	395
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	6
Business activity in the year	0
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	7
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	15
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	399
Business activity in the year	30
Changes to models used for calculation	(3)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(316)
Final repayments	(27)
Disposals	0
Write-offs	0
Ending balance	609
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(31)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	546
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(7)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	18
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	280
Business activity in the year	32
Changes to models used for calculation	(7)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(167)
Final repayments	(38)
Disposals	(1)
Write-offs	0
Ending balance	193
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(10)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	104
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	213
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	688
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(61)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	901
Business activity in the year	0
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(48)
Final repayments	71
Disposals	0
Write-offs	0
Ending balance	807
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	282
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(248)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(44)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	35
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	5,571
Business activity in the year	20
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(463)
Final repayments	49
Disposals	0
Write-offs	0
Ending balance	2,850
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	539
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2,508)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(280)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	20
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	15,938
Business activity in the year	1,124
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	152
Final repayments	2,885
Disposals	8
Write-offs	0
Ending balance	13,351
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	3,956
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5,093)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(105)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	272
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	52
Business activity in the year	0
Changes to models used for calculation	(4)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9
Final repayments	(1)
Disposals	0
Write-offs	0
Ending balance	39
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(15)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,327
Business activity in the year	4
Changes to models used for calculation	(27)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	119
Final repayments	(6)
Disposals	0
Write-offs	0
Ending balance	781
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	31
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(546)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(127)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	6
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	533
Business activity in the year	29
Changes to models used for calculation	(29)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(14)
Final repayments	(91)
Disposals	0
Write-offs	0
Ending balance	331
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	10
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(104)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(11)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	8
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(232)
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	1,099
Business activity in the year	0
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(55)
Final repayments	83
Disposals	0
Write-offs	10
Ending balance	1,017
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	115
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(49)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,853
Business activity in the year	20
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(84)
Final repayments	61
Disposals	19
Write-offs	468
Ending balance	1,617
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	410
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(34)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	2,167
Business activity in the year	78
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(76)
Final repayments	187
Disposals	50
Write-offs	128
Ending balance	1,340
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	203
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(667)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	376
Business activity in the year	0
Changes to models used for calculation	38
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(64)
Final repayments	(1)
Write-offs	(10)
Ending balance	341
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,253
Business activity in the year	4
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	174
Final repayments	(5)
Disposals	(11)
Write-offs	(468)
Ending balance	1,057
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	134
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(24)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	840
Business activity in the year	16
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	(32)
Disposals	(28)
Write-offs	(128)
Ending balance	667
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	12
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	£ (9)